Note 17 - Components of Expenses - General and Administrative Expenses (Details) - CAD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021
Statement Line Items [Line Items]
Depreciation expense	$ 5	$ 37	$ 40
Stock based compensation	866	949	614
Facilities and operations	582	384	304
Public company expenses	4,603	5,424	4,677
Salaries and benefits	943	963	890
General and administrative expense	$ 6,999	$ 7,757	$ 6,525